CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND



          Individual Shares
          Institutional Service Shares



          SEMI-ANNUAL REPORT

          JUNE 30, 2002

CATHOLIC VALUES INVESTMENT TRUST

     The Catholic Values Investment Trust was created to offer a series of mutual fund investment opportunities that combine a fundamental security selection process with a review by a Catholic Advisory Board (the "Board"). This process is designed to avoid investments in companies that offer products, services or engage in activities contrary to the core values of the Roman Catholic Church. Only one series, the Catholic Values Investment Trust Equity Fund (the "Fund"), is currently available.

     Wright Investors' Service, Inc. ("Wright"), the fund's investment adviser, selects securities based on investment criteria. These selections are reviewed by the Catholic Advisory Board whose members are guided by the magisterium of the Catholic Church and who seek the counsel and advice of ecclesiastics in determining which companies meet the fund's religious criteria. The board continually monitors the portfolio and when a company violates core Catholic teachings, the board directs Wright to remove it from the portfolio.



TABLE OF CONTENTS
                                                                     Page

     Letter to Shareholders............................................ 1

     Management Discussion............................................. 3

     Catholic Values Investment Trust Equity Fund

         Portfolio of Investments...................................... 5
         Statement of Assets and Liabilities........................... 7
         Statement of Operations....................................... 8
         Statements of Changes in Net Assets........................... 9
         Financial Highlights................................ .........10
         Notes to Financial Statements.................................15

LETTER TO SHAREHOLDERS

                                                                  July 2002



Dear Shareholders:

     The Catholic Values Investment Trust Equity Fund (CVIT), which opened on May 1, 1997, continues to mature. The fund invests for long-term growth of capital and to minimize risk. It pursues these objectives by investing in a broadly diversified portfolio of well-established U.S. companies which meet strict financial quality standards. These companies must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church.

     All investments are in U.S. securities. The Catholic Advisory Board reviews the fund's investments to assure consistency with Catholic values and teachings. This is not a simple nor singular responsibility since there are many Catholics with varying viewpoints and there are many Catholic institutions with their own views as well. In addition, there are changing circumstances and varying economic environments in which companies must operate. Thus, this Board must exercise both wisdom and caution in reviewing each company to assure that the investment conforms to the fund's objectives.

     The Catholic Advisory Board is comprised of six lay Catholics. Information concerning Catholic issues is obtained by participation in numerous Catholic organizations, the seeking of advice and counsel from various clergy and Vatican sources, the use of a variety of secondary sources, and the open discussion of issues and policies. The Board members are:

      Alfred E. Smith IV, Chairman, Managing Director, Hunter Specialists, LLC

      Margaret M. Heckler, Former U.S. Representative from Massachusetts 10th district, former Secretary of Health and Human Services, former Ambassador to Ireland

      Timothy J. May, Senior Partner, Patton Boggs, L.L.P.

      Thomas P. Melady, Former U.S. Ambassador to the Holy See, Uganda and Burundi, President Emeritus of Sacred Heart University

      Walter R. Miller, Executive Director, Wright Investors' Service

      William A. Wilson, Former (and first) U.S. Ambassador to the Holy See

     Wright Investors' Service, Inc., the fund's investment Adviser, selects the equities from its approved list of quality blue chip companies. All companies on this approved list are, in Wright's opinion, soundly financed with established records of earnings profitability and equity growth. Selections are reviewed by the Catholic Advisory Board to assure that each issuer complies with Catholic teachings and doctrine. When a company is found not to be in compliance with core teachings, it is not purchased. Purchased companies found to be noncompliant are sold.

     Thus, there is continuous dialogue, information input, review, and evaluation. Independent thinking and independent information provide input and assures that the fund adheres to Catholic doctrine while balancing changes in the marketplace, changes in informational input, and changes in value systems. In this way, your fund combines Catholic values with investment values.

     The fund website, www.catholicinvestment.com, contains information about your fund, including a recent list of portfolio holdings. You may also, after following security protection procedures, access your account.

                                                  Sincerely,

                                                  /s/ Walter R. Miller
                                                  ------------------------
                                                  Walter R. Miller, Ph.D.
                                                  Executive Director

MANAGEMENT DISCUSSION

The stock market got off to a weak start in the second quarter of 2002 and the mood never improved. The potential for disruptions from turmoil in the Middle East and the battle against terrorism strained investor confidence. But the main downer for the market last quarter was a lack of confidence that the better profits that Wall Street is forecasting for the second half of this year will actually materialize. To some degree this reflected a slowing in the economic recovery since the first quarter. Adding to the doubts was a palpable distrust of corporate America, which deepened with the revelations of new corporate misdeeds in the second quarter.

Nasdaq essentially closed the first six months back at last September's low. The Nasdaq Composite lost 21% in price in the second quarter and 25% for the first six months of 2002. The S&P 500, after a flat first quarter, lost 14% in the second. The Dow fared a little better, with losses of 11% for the quarter and 8% for the six months. It was hard to find any sector that investors had any enthusiasm for. All ten S&P 500 industry sectors declined, with technology (-26%) and telecom (-24%) the worst. Although continuing to outperform the S&P 500, the S&P MidCap 400 (-9.5%) and SmallCap 600 (-6.7%) gave back all of their first-quarter gains. Investors venturing outside of the United States got some help from the 8% depreciation of the dollar against a basket of major currencies in the second quarter. The MSCI World ex U.S. total return index declined 11% in local currencies for the quarter but just 2% in dollars.

WIS expects that the economy will continue to expand at a modest pace in the second half of 2002. Better demand, cost cutting, the benefits of productivity and even some price relief all should contribute to healthier corporate profits in the second half of the year. Yet, despite the promise of better things to come, it shouldn't be much of a surprise that the stock market has gotten off to a rocky start in the third quarter. The new quarter brought more reports of fuzzy corporate accounting (WorldCom being the most notorious recent case), which have reinforced investors' skepticism about profit forecasts. Investors want hard evidence that Wall Street's expectations aren't just a pipe dream.

If Wall Street's forecasts are met, stocks are undervalued by about 15%, according to the Fed's valuation model. But after a market bubble that has resulted in an extreme of overvaluation, it is not unusual for stocks to swing to an extreme of undervaluation. Add in the current downbeat mood of investors and you clearly have some further downside risk in equities. We do expect, however, that mounting evidence that economic and profit recovery are taking hold will gradually boost investor confidence in the second half of the year.

CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND


The Catholic Values Investment Trust Equity Fund (CVIT) experienced a total return of minus 13.52% in the Individual class and a minus 13.31% in the Institutional Service class, compared to the 13.16% decline in the Standard & Poor's 500 Index.

Fund results for the year benefited from stock selection in the Consumer Durables and Materials sectors, where the weightings finished at 12.4% and 4.7%, respectively. When compared with the S&P 500, both sectors were slightly higher than the market weight. Stocks in the Energy area were another source of value added during the first six months. Detracting from the Fund's returns was the laggard action of some stocks in the Information Technology and Telecom Services sectors. Among the big contributors over this period were 3M, Bank of America, Rubbermaid and Procter & Gamble. Going forward, the number of issues held in the Fund will remain stable. The Fund is positioning itself to take advantage of the slowly developing economic recovery.

At June 30, 2002, the Fund's holdings averaged a P/E of 25.8 times latest 12 months' earnings, slightly below the S&P 500's 26.1 P/E.

PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)

                              Shares      Value
------------------------------------------------------------------------------

               EQUITY INVESTMENTS -- 98.8%

AUTOMOBILES & COMPONENTS-- 2.1%
General Motors Corp........    1,575  $     84,184
Johnson Controls...........    1,175        95,892
                                      ------------
                                      $    180,076
                                      ------------

BANKS -- 9.7%
Bank of America Corp.......    5,550  $    390,498
Bank One Corp..............    4,400       169,312
Charter One Fin'l. Inc.....    2,450        84,231
Union Planters Corp........    1,500        48,555
Wells Fargo Company........    2,900       145,174
                                      ------------
                                      $    837,770
                                      ------------


CAPITAL GOODS -- 6.8%
3M Co......................    1,400  $    172,200
Caterpillar Inc............    2,100       102,795
General Electric Co........    6,575       191,004
Ingersoll-Rand Co. Cl A....    1,200        54,792
ITT Industries Inc.........      975        68,835
                                      ------------
                                      $    589,626
                                      ------------


COMMERCIAL SERVICES & SUPPLIES-- 2.4%
Avery Dennison Corp........      900  $     56,475
Concord Efs Inc............    2,550        76,857
First Data Corp............    2,050        76,260
                                      ------------
                                      $    209,592
                                      ------------


COMMUNICATIONS EQUIPMENT-- 2.8%
Cisco Systems, Inc.*.......    8,625  $    120,319
Motorola Inc...............    8,600       124,012
                                      ------------
                                      $    244,331
                                      ------------


COMPUTERS & PERIPHERALS-- 2.5%
Apple Computer Inc.........    2,400  $     42,528
Dell Computer Corp.........    4,425       115,670
Lexmark Int'l. Inc. Cl A...    1,100        59,840
                                      ------------
                                      $    218,038
                                      ------------


CONSUMER DURABLES & APPAREL-- 1.5%
Leggett & Platt............    1,000  $     23,400
Newell Rubbermaid Inc......    2,250        78,885
Whirlpool Corp.............      425        27,778
                                      ------------
                                      $    130,063
                                      ------------

DIVERSIFIED FINANCIALS -- 6.6%
American Express Co........    3,650  $    132,568
Bear Stearns Cos. Inc......      950        58,140
Block, H.R. Inc............      600        27,690
Citigroup Inc..............    4,775       185,027
J.P. Morgan Chase & Co.....    4,800       162,816
                                      ------------
                                      $    566,241
                                      ------------

ENERGY -- 7.8%
Amerada Hess Corp..........      600  $     49,500
Apache Corp................    1,000        57,480
ChevronTexaco Corp.........    1,100        97,350
Exxon Mobil Corp...........    8,038       328,915
Noble Corp.................    1,000        38,600
Occidental Petroleum.......    1,900        56,981
Transocean Inc.............    1,300        40,495
                                      ------------
                                      $    669,321
                                      ------------


FOOD & DRUG RETAILING -- 2.1%
Walgreen...................    4,700  $    181,561
                                      ------------


FOOD, BEVERAGE & TOBACCO-- 6.3%
Coca-Cola Co...............    3,200  $    179,200
Con Agra Inc...............    3,400        94,010
Pepsi Bottling Group.......    1,500        46,200
PepsiCo Inc................    2,250       108,450
Wrigley (Wm.) Jr. Co.......    2,100       116,235
                                      ------------
                                      $    544,095
                                      ------------


HEALTH CARE EQUIP. & SERVICES-- 6.4%
Boston Scientific Corp.....    2,400  $     70,368
Medtronic Inc..............    6,650       284,953
St. Jude Medical...........    1,200        87,420
Stryker Corp...............    1,200        64,212
Zimmer Holdings Inc........    1,300        46,358
                                      ------------
                                      $    553,311
                                      ------------


HOTELS, RESTAURANTS & LEISURE-- 2.2%
Cendant Corp...............    4,900  $     77,812
McDonald's Corp............    3,900       110,955
                                      ------------
                                      $    188,767
                                      ------------


HOUSEHOLD & PERSONAL PRODUCTS-- 3.9%
Alberto Culver Company.....      975  $     46,605
Gillette Co................    3,025       102,457
Procter & Gamble...........    2,050       183,065
                                      ------------
                                      $    332,127
                                      ------------

INSURANCE -- 5.3%
Allstate Corp..............    2,300  $     85,054
AFLAC Inc..................    1,100        35,200
American Int'l. Group......    2,625       179,104
Marsh & McLennan Cos. Inc..      575        55,545
MBIA Inc. Com..............    1,750        98,928
                                      ------------
                                      $    453,831
                                      ------------


MATERIALS -- 4.7%
Air Products & Chemicals...      800  $     40,376
Alcoa Inc..................    1,325        43,924
Engelhard Corp.............    1,200        33,984
International Paper Co.....    1,450        63,191
Nucor Corp.................      850        55,284
Pactiv Corp................    2,425        57,715
Phelps Dodge Corp..........      400        16,480
Sealed Air Corp............      700        28,189
Sigma-Aldrich..............    1,300        65,195
                                      ------------
                                      $    404,338
                                      ------------


MEDIA -- 1.1%
Clear Channel Communications   1,000  $     32,020
Interpublic Grp............    1,300        32,188
Univision Communications-A.    1,000        31,400
                                      ------------
                                      $     95,608
                                      ------------



PHARMACEUTICALS & BIOTECHNOLOGY-- 1.0%
Allergan Inc...............    1,225  $     81,769
                                      ------------



RETAILING -- 5.6%
Bed Bath & Beyond Inc......    1,575  $     59,441
Kohl's Corp................    1,275        89,352
Limited Brands.............    3,800        80,940
Lowes Cos. Inc.............    2,900       131,660
Staples Inc................    2,400        47,280
Target Corp................    2,050        78,105
                                      ------------
                                      $    486,778
                                      ------------



SEMICONDUCTOR EQUIP. & PRODUCTS-- 3.1%
Intel Corporation..........    8,875  $    162,146
KLA-Tencor Corp............    1,075        47,289
Nat'l. Semiconductor Corp..    1,200        35,004
Qlogic Corp................      600        22,860
                                      ------------
                                      $    267,299
                                      ------------


SOFTWARE & SERVICES -- 6.8%
Int'l. Business Machines...    1,100  $     79,200
Intuit Inc.................    1,500        74,580
Microsoft Corp.............    6,325       345,978
Veritas Software Corp......    2,300        45,517
Yahoo! Inc.................    2,600        38,376
                                      ------------
                                      $    583,651
                                      ------------



TELECOMMUNICATION SERVICES-- 2.8%
BellSouth Corp.............    2,600  $     81,900
Verizon Communications.....    3,925       157,589
                                      ------------
                                      $    239,489
                                      ------------


TRANSPORTATION -- 1.6%
Union Pacific Corp.........    2,125  $    134,470
                                      ------------



UTILITIES -- 3.7%
Dominion Res - VA..........      700  $     46,340
DTE Energy Co..............    1,200        53,568
Nicor Inc..................      775        35,456
Progress Energy Inc........    1,650        85,817
TXU Corp...................    1,975       101,811
                                      ------------
                                      $    322,992
                                      ------------

TOTAL EQUITY INVESTMENTS - 98.8%
  (identified cost, $8,800,945)       $  8,515,144
                                      ------------

OTHER ASSETS,
  LESS LIABILITIES - 1.2%                  106,694
                                      ------------

NET ASSETS - 100%                     $  8,621,838
                                      ============




* Non-income-producing security.
See Notes to financial statements

Statement of Assets and Liabilities

                                                              Six Months Ended
                                                               June 30, 2002
-------------------------------------------------------------------------------
                                                                (unaudited)

ASSETS:
     Investments:
       Identified cost...................................   $     8,800,945
       Unrealized depreciation...........................          (285,801)
                                                                ------------
         Total Value (Note 1A)...........................    $    8,515,144

     Cash................................................            56,343
     Receivable for fund shares sold.....................               908
     Receivable for investments sold.....................           157,835
     Dividends receivable................................            11,292
     Receivable from investment adviser..................            60,400
                                                                 ------------
         Total Assets....................................    $    8,801,922
                                                                 ------------

LIABILITIES:
     Payable for fund shares reacquired..................                66
     Payable for investments purchased...................           164,578
     Accrued expenses and other liabilities..............            15,440
                                                                 ------------
         Total Liabilities...............................    $      180,084
                                                                 ------------
NET ASSETS    ...........................................    $    8,621,838
                                                                 ============

NET ASSETS CONSIST OF:
     Proceeds from sales of shares (including shares
       issued to shareholders in payment of distributions
       declared), less cost of shares reacquired.........    $    10,810,230
     Accumulated undistributed net realized loss on
       investments (computed on the basis of identified cost)     (1,886,321)
     Unrealized appreciation of investments (computed on
       the basis of identified cost).....................           (285,801)
     Undistributed net investment loss...................            (16,270)
                                                                 ------------
         Net assets applicable to outstanding shares.....    $     8,621,838
                                                                ==============
Computation of net asset value, offering and redemption price per share (Note7):

     Institutional Service shares:
         Net assets......................................    $     5,215,170
                                                                ==============
         Shares of beneficial interest outstanding.......            559,991
                                                                ==============
         Net asset value, offering price, and redemption
          price per share of beneficial interest.........    $          9.31
                                                                ==============
     Individual shares:
         Net assets......................................    $     3,406,668
                                                                ==============
         Shares of beneficial interest outstanding.......            374,990
                                                                ==============
         Net asset value, offering price, and redemption
          price per share of beneficial interest.........    $          9.08
                                                                ==============

See notes to financial statements

STATEMENT OF OPERATIONS

                                                            Six Months Ended
                                                              June 30, 2002
-------------------------------------------------------------------------------
                                                              (unaudited)

INVESTMENT INCOME:
         Dividend income.................................    $        65,361
                                                                  ------------
              Total investment income....................    $        65,361
                                                                  ------------


Expenses:
         Investment Adviser fee (Note 2).................    $        36,280
         Advisory Board fee (Note 2).....................              5,000
         Administrator fee (Note 2)......................              3,386
         Compensation of Trustees not employees of the
           Investment Adviser or Administrator...........              9,300
         Custodian fee -
              Institutional Service shares (Note 1C).....             19,616
              Individual shares (Note 1C)................             14,060
         Registration costs -
              Institutional Service shares ..............              6,208
              Individual shares .........................              6,694
         Distribution expenses -
              Institutional Service shares (Note 3)......              7,465
              Individual shares (Note 3).................             13,887
         Transfer and dividend disbursing agent fees -
              Institutional Service shares...............                946
              Individual shares..........................                733
         Shareholder communications -
              Institutional Service shares...............                588
              Individual shares..........................              9,665
         Amortization of organization expenses (Note 1B).              1,454
         Auditing expense................................             16,635
         Legal services..................................              4,586
         Printing expense................................              4,019
         Miscellaneous...................................              3,471
                                                                  ------------
              Total expenses.............................    $       163,993
                                                                  ------------

     Deduct:

         Preliminary reduction of distribution fee (Note 3) -
              Institutional Service shares...............    $        (7,465)
              Individual shares..........................            (13,887)
         Preliminary allocation of expenses to Investment
          Adviser (Note 2)...............................            (54,300)
         Preliminary expense reimbursement (Note 2) -
              Institutional Service shares...............               (609)
              Individual shares..........................             (5,492)
         Reduction of custodian fee -
              Institutional Service shares...............               (376)
              Individual shares..........................               (233)
                                                                 ------------
              Total deductions...........................    $       (82,362)
                                                                 ------------
              Net expenses...............................    $        81,631
                                                                 ------------
                Net investment loss......................    $       (16,270)
                                                                 ------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
     Net realized loss on investments (identified
      cost basis)........................................    $       (19,147)
     Change in unrealized depreciation of investments....         (1,324,959)
                                                                 ------------
     Net realized and unrealized loss on investments.....    $    (1,344,106)
                                                                 ------------
         Net decrease in net assets from operations......    $    (1,360,376)
                                                                ==============

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months Ended     Year Ended
                                                                          June 30, 2002     Dec. 31, 2001
-----------------------------------------------------------------------------------------------------------
                                                                           (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From Operations --
     Net investment loss..............................................  $     (16,270)    $      (65,394)
     Net realized loss on investments.................................        (19,147)          (710,893)
     Change in unrealized depreciation on investments.................     (1,324,959)        (2,441,206)
                                                                          ------------       ------------
       Decrease in net assets from operations.........................  $  (1,360,376)    $   (3,217,493)
                                                                          ------------       ------------

   Fund share transactions -- Institutional shares:

       Cost of shares reacquired......................................  $          --     $   (5,173,832)
                                                                          ------------       ------------

     Institutional Service shares:
       Proceeds from shares sold......................................  $     119,698     $      545,387
       Cost of shares reacquired......................................       (615,927)        (9,669,295)
                                                                          ------------       ------------

       Net decrease in net assets from fund share transactions
         - Institutional Service shares...............................  $    (496,229)    $   (9,123,908)
                                                                          ------------       ------------

     Individual shares:
       Proceeds from shares sold......................................  $     359,297     $      666,614
       Cost of shares reacquired......................................       (282,633)          (942,702)
                                                                          ------------       ------------

       Net increase (decrease) in net assets from fund share transactions
         - Individual shares..........................................  $      76,664     $     (276,088)
                                                                          ------------       ------------

     Total net decrease from fund share transactions (Note 4).........       (419,565)       (14,573,828)
                                                                          ------------       ------------

       Net decrease in net assets.....................................  $  (1,779,941)    $  (17,791,321)

NET ASSETS:
   At beginning of period.............................................     10,401,779         28,193,100
                                                                          ------------       ------------

   At end of period...................................................  $   8,621,838     $   10,401,779
                                                                        ==============     ==============

See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                Six Months Ended
                                                                            June 30, 2002 (unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                           Service Shares       Shares
---------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period                                         $  10.740         $ 10.500
                                                                             ---------         ---------

Income from investment operations:

   Net investment loss*                                                      $  (0.008)        $ (0.031)
   Net realized and unrealized loss                                             (1.422)          (1.389)
                                                                             ---------         ---------

     Total loss from investment operations                                   $  (1.430)        $ (1.420)
                                                                             ---------         ---------

Net asset value, end of period                                               $   9.310         $  9.080
                                                                             ==========        ==========
Total return(1)                                                                (13.31%)         (13.52%)

Ratios/Supplemental Data*:

   Net assets, end of period (000 omitted)                                   $   5,215         $   3,407
   Ratio of net expenses to average net assets                                   1.51%(2)(4)      2.00%(2)(4)
   Ratio of net expenses after custodian fee reduction to average net assets(3)  1.50%            1.99%
   Ratio of net investment loss to average net assets                           (0.15%)(4)       (0.63%)(4)
   Portfolio turnover rate                                                        111%              111%

----------------------------------------------------------------------------------------------------------------------

* During the period presented, the distributor of Institutional Service and Individual Shares waived its fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                                                Six Months Ended
                                                                            June 30, 2002 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                           Service Shares       Shares
-----------------------------------------------------------------------------------------------------------------------

Net investment loss per share                                                $  (0.083)        $ (0.138)
                                                                             ==========        ==========
Annualized Ratios (as a percentage of average net assets):

   Expenses                                                                      2.92%(4)         4.17%(4)
   Expenses after custodian fee reduction(3)                                     2.91%(4)         4.16%(4)
   Net investment loss                                                          (1.56%)(4)       (2.80%)(4)

------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit expense ratios to 1.50% and 1.99%, respectively.

(3) Custodian fees were reduced by credits resulting from cash balances the fund maintained with the Custodian (Note 1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.

(4) Annualized.

See notes to financial statements


                                                                                   Year Ended
                                                                                December 31, 2001
------------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                          Service Shares(3)    Shares(3)
------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year                                           $  12.520         $ 12.300
                                                                             ---------         ---------

Income from investment operations:

   Net investment loss*                                                      $  (0.038)        $ (0.093)
   Net realized and unrealized loss                                             (1.742)          (1.707)
                                                                             ---------         ---------

     Total loss from investment operations                                   $  (1.780)        $ (1.800)
                                                                             ---------         ---------

Net asset value, end of year                                                 $  10.74          $ 10.50
                                                                             ==========        ==========
Total return(1)                                                                (14.22%)         (14.63%)

Ratios/Supplemental Data*:

   Net assets, end of year (000 omitted)                                     $   6,545         $   3,857
   Ratio of net expenses to average net assets                                   1.49%(2)         1.99%(2)
   Ratio of net investment loss to average net assets                           (0.34%)          (0.86%)
   Portfolio turnover rate                                                         36%               36%

---------------------------------------------------------------------------------------------------------------------------

* During the period presented, the distributor of Individual Shares waived its fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                                                   Year Ended
                                                                                December 31, 2001
-----------------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                          Service Shares(3)    Shares(3)

-----------------------------------------------------------------------------------------------------------------------------

Net investment loss per share                                                $  (0.131)        $ (0.279)
                                                                             ==========        ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                                      2.32%            2.82%
   Net investment loss                                                          (1.17%)          (1.69%)

------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.

(2) Under a written agreement, Wright waives a portion of its advisory fee and assumes operating expenses to the extent necessary to limit expense ratios to 1.50% and 1.99%, respectively.

(3) Certain per share amounts are based on average shares outstanding.

See notes to financial,statements



                                                                                     Year Ended
                                                                                  December 31, 2000
-------------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                          Service Shares(3)    Shares(3)
--------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of year                                           $  13.860         $ 13.690
                                                                             ---------         ---------

Income from investment operations:

   Net investment loss*                                                      $  (0.061)        $ (0.128)
   Net realized and unrealized loss                                             (1.279)          (1.262)
                                                                             ---------         ---------
     Total loss from investment operations                                   $  (1.340)        $ (1.390)
                                                                             ---------         ---------
Net asset value, end of year                                                 $  12.520         $ 12.300
                                                                             ==========        ==========
Total return(1)                                                                 (9.67%)         (10.15%)

Ratios/Supplemental Data*:

   Net assets, end of year (000 omitted)                                     $  17,933         $   4,816
   Ratio of net expenses to average net assets                                   1.52%            2.02%
   Ratio of net expenses after custodian fee reduction
     to average net assets(2)                                                    1.48%            1.99%
   Ratio of net investment loss to average net assets                           (0.45%)          (0.95%)
   Portfolio turnover rate                                                         35%               35%
---------------------------------------------------------------------------------------------------------------------------

* During the period presented, the investment adviser and the distributor of Individual Shares waived a portion of their fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                                           Year Ended December 31, 2000
----------------------------------------------------------------------------------------------------------------------------
                                                                            Institutional     Individual
                                                                          Service Shares(3)    Shares(3)

----------------------------------------------------------------------------------------------------------------------------

Net investment loss per share                                                $  (0.081)        $ (0.150)
                                                                             ==========        ==========
Annualized Ratios (as a percentage of average net assets):

   Expenses                                                                      1.67%            2.17%
   Expenses after custodian fee reduction(2)                                     1.63%            2.14%
   Net investment loss                                                          (0.60%)          (1.11%)
------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(2) Custodian fees were reduced by credits resulting from cash balances the fund maintained with the Custodian (Note 1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.

(3) Certain per share amounts are based on average shares outstanding.

See notes to financial statements


                                                                                        Year Ended
                                                                                       Dec. 31, 1999
---------------------------------------------------------------------------------------------------------------------------
                                                                               Institutional   Individual
                                                                              Service Shares(3) Shares(3)
----------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period                                              $ 11.790     $ 11.710
                                                                                  ---------    ---------

Income from investment operations:

   Net investment loss*                                                           $ (0.005)    $ (0.074)
   Net realized and unrealized gain                                                  2.095        2.054
                                                                                  ---------    ---------
     Total income from investment operations                                      $  2.090     $  1.980
                                                                                  ---------    ---------

Less distributions:

     Dividends from investment income                                             $  -         $  -
     Distributions from capital gains                                                -            -
     Return of capital                                                              (0.020)       -
                                                                                  ---------    ---------
     Total distributions                                                          $ (0.020)    $  -
                                                                                  ---------    ---------
Net asset value, end of period                                                    $ 13.860     $ 13.690
                                                                                  ==========   ==========
Total return(1)                                                                     17.75%       16.91%

Ratios/Supplemental Data*:

   Net assets, end of period (000 omitted)                                        $ 17,021     $  4,069
   Ratio of net expenses to average net assets                                       1.39%        2.00%
   Ratio of net expenses after custodian fee reduction
     to average net assets(2)                                                        1.36%        1.97%
   Ratio of net investment income (loss) to average net assets                      (0.04%)      (0.61%)
   Portfolio turnover rate                                                             94%          94%
--------------------------------------------------------------------------------------------------------------------------

* During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                                                        Year Ended
                                                                                       Dec. 31, 1999

----------------------------------------------------------------------------------------------------------------------------
                                                                                Institutional Individual
                                                                              Service Shares(3)Shares(3)
----------------------------------------------------------------------------------------------------------------------------

Net investment loss per share                                                     $ (0.063)    $ (0.189)
                                                                                  ==========   ==========
Annualized Ratios (as a percentage of average net assets):

   Expenses                                                                          1.85%        2.95%
   Expenses after custodian fee reduction(2)                                         1.82%        2.92%
   Net investment loss                                                              (0.50%)      (1.56%)

------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(2) Custodian fees were reduced by credits resulting from cash balances the fund maintained with the Custodian (Note 1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.

(3) Certain per share amounts are based on average shares outstanding.

See notes to financial statements



                                                                                     From May 1, 1997
                                                             Year Ended           (start of business) to
                                                          December 31, 1998          December 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                      Institutional Individual  Institutional Individual
                                                     Service Shares   Shares   Service Shares   Shares
------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  11.890     $ 11.870     $ 10.000     $ 10.000
                                                       ---------     ---------    ---------    ---------

Income (loss) from investment operations:

   Net investment income (loss)*                       $   0.003     $ (0.036)    $ (0.000)+   $ (0.024)
   Net realized and unrealized gain (loss)                (0.097)      (0.118)       1.930        1.934
                                                       ---------     ---------    ---------    ---------
     Total income (loss) from investment operations    $  (0.094)    $ (0.154)    $  1.930     $  1.910
                                                       ---------     ---------    ---------    ---------

   Less distributions:

     Dividends from investment income                  $   -         $  -         $  -         $  -
     Distributions from capital gains                     (0.004)      (0.006)      (0.040)      (0.040)
     Return of capital                                    (0.002)       -            -            -
                                                       ---------     ---------    ---------    ---------

     Total distributions                               $  (0.006)    $ (0.006)    $ (0.040)    $ (0.040)
                                                       ---------     ---------    ---------    ---------

Net asset value, end of period                         $  11.790     $ 11.710     $ 11.890     $ 11.870
                                                       ==========    ==========   ==========   ==========
Total return(1)                                           (0.80%)      (1.30%)      19.31%       19.11%

Ratios/Supplemental Data*:

   Net assets, end of period (000 omitted)             $   9,174     $  3,970     $  8,686     $  1,397
   Ratio of net expenses to average net assets             1.49%        1.95%        1.73%(2)     2.24%(2)
   Ratio of expenses after custodian fee reduction
     to average net assets(3)                              1.42%        1.88%        1.48%(2)     1.99%(2)
   Ratio of net investment income (loss) to average
     net assets                                            0.02%       (0.42%)      (0.01%)(2)   (0.44%)(2)

   Portfolio turnover rate                                   50%          50%          14%          14%

--------------------------------------------------------------------------------------------------------------------------

* During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. In addition, for the period ended December 31, 1997 the administrator waived its fee. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

Net investment loss per share                          $  (0.170)    $ (0.212)    $ (0.047)    $ (0.212)
                                                       ==========    ==========   ==========   ==========
Annualized Ratios (as a percentage of average net assets):

   Expenses                                                2.64%        4.00%        4.50%(2)     5.69%(2)
   Expenses after custodian fee reduction(3)               2.57%        3.93%        4.25%(2)     5.44%(2)
   Net investment loss                                    (1.13%)      (2.47%)      (2.78%)(2)   (3.89%)(2)

----------------------------------------------------------------------------------------------------------------------------

(1) Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date.

(2) Annualized.
(3) During the periods presented, custodian fees were reduced by credits resulting from cash balances the fund maintained with the Custodian (Note
    1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.

+ Amount represents less than ($0.001) per share.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Catholic Values Investment Trust Equity Fund (the fund) (one of the series of the Catholic Values Investment Trust) (CVIT) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term growth of capital and reasonable current income through investments in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established companies which meet strict quality and religious standards. The companies in which the fund may invest must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Investment Valuations - Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees of the Trust. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates fair value.

     B. Deferred Organization Expenses - Costs incurred by the fund in connection with its organization are being amortized on the straight-line basis over five years beginning on the date the fund commenced operations.

     C. Expense Reduction - The fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of total expenses in the Statement of Operations.

     D. Federal Taxes - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

         At December 31, 2001, the fund, for federal income tax purposes, had a capital loss carryover of $1,726,750, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryover will expire as follows:

                      December 31, 2007.................$   164,205
                      December 31, 2009.................$ 1,562,545

         At December 31, 2001, net capital losses of $124,464 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the fund's current taxable year.

     E. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     F. Multiple Classes of Shares of Beneficial Interest - The fund offers an Individual Share class and an Institutional Service Share class and, until March 2001, also offered an Institutional Share class. The share classes differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Each class has equal rights as to voting, redemption, dividends and liquidation.

     G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date.

     H. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     I. Interim Financial Information - The interim financial statements relating to June 30, 2002 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the fund's management, reflect adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The fund has engaged Wright Investors' Service, Inc. (Wright), a wholly owned subsidiary of The Winthrop Corporation (Winthrop) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2002, the effective annual rate was 0.75%. To enhance the net income of the fund, $54,300 of expenses were allocated to the investment adviser. In addition, the investment advisor agreed to reimburse $609 and $5,492 of the Institutional Service share class and Individual share class expenses, respectively. The fund has an independent Catholic Advisory Board which consults with the investment adviser. The fund also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the fund. Under the Administrator Agreement, Eaton Vance is responsible for managing the business affairs of the fund and is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2002, the effective annual rate was 0.07%. Certain of the Trustees and officers of the fund are Trustees or officers of the above organizations. Except as to Trustees of the fund who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the fund out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the fund will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter) (WISDI), a wholly-owned subsidiary of Winthrop, an annual rate up to 0.75% per annum of the fund's average net assets attributable to the Individual shares and up to 0.25% per annum of the fund's average net assets attributable to the Institutional Service shares. To reduce the net loss of the fund, the Principal Underwriter waived its fee for the six months ended June 30, 2002, totaling $21,352 for both the Individual and Institutional Service shares.

     In addition, the Trustees have adopted a service plan (the Service Plan) which allows the fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of any of the classes of shares. The amount of service fee payable under the Service Plan with respect to the Individual shares and the Institutional Service shares of the fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the six months ended June 30, 2002, the fund neither accrued nor paid any service fees.

(4)   SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in fund shares were as follows:

                                                 For the                         For the
                                             Six Months Ended                   Year Ended
                                               June 30, 2002                 December 31, 2001
----------------------------------------------------------------------------------------------------------------------------
                                         Institutional                 *Insti-    Institutional
                                            Service    Individual      tutional     Service      Individual
                                            Shares       Shares         Shares       Shares        Shares
----------------------------------------------------------------------------------------------------------------------------

Shares sold                                 11,831      36,365             --      50,559         62,829
Shares reacquired                          (61,402)    (28,881)      (481,251)   (873,231)       (86,908)
                                           --------    --------       --------    --------       --------

Net increase (decrease)                    (49,571)      7,484       (481,251)   (822,672)       (24,079)
                                         ==========  ==========     ==========   ==========     ==========

* Share class was fully liquidated on March 22, 2001.

(5)  INVESTMENT TRANSACTIONS

     The cost of purchases and the proceeds of sales of investments, other than U.S. Government securities and short-term obligations for the six months ended June 30, 2002, were $10,559,835 and $10,828,319, respectively.

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in the value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, are as follows:

              Aggregate cost................................$    8,800,945
                                                                ===========
              Gross unrealized appreciation.................$      435,275
              Gross unrealized depreciation.................      (721,076)
                                                                -----------
              Net unrealized depreciation...................$     (285,801)
                                                                ===========


(7)  Contingent Deferred Sales Charge

     A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Individual shares made within one year of purchase. The CDSC is based on the lower of the net asset value at the date of purchase or the date of sale of the redeemed shares and is paid to WISDI. No charge is made on shares acquired through the reinvestment of distributions. In addition, no CDSC is charged on shares sold to Wright or its affiliates or to their respective employees. For the six months ended June 30, 2002, $279 of CDSC was paid by shareholders .

(8)  LINE OF CREDIT

     The fund participates with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit is allocated among the participating funds at the end of each quarter. The fund did not have significant borrowings or allocated fees during the six months ended June 30, 2002.

SEMI-ANNUAL REPORT

CATHOLIC ADVISORY BOARD

Alfred E. Smith IV, Chairman
Margaret M. Heckler
Timothy J. May
Thomas P. Melady
Walter R. Miller
William A. Wilson

INVESTMENT ADVISER

Wright Investors' Service
440 Wheelers Farms Road
Milford, Connecticut 06460

ADMINISTRATOR

Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

PRINCIPAL UNDERWRITER

Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06460
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

Forum Shareholder Services, LLC
Two Portland Square
Portland, ME 04101

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a fund's current prospectus.